Investment in joint ventures and associates_Changes in the carrying value of investments in joint ventures and associates accounted for using the equity method of accounting (Details) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2018 KRW (₩)		Jun. 30, 2017 KRW (₩)		Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					₩ 417,051,000,000			₩ 439,012,000,000
Acquisition cost	₩ 589,641,000,000		₩ 558,529,000,000		589,641,000,000			558,529,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	7,681,000,000		(14,863,000,000)		(1,462,000,000)			(58,955,000,000)
Acquisition					20,048,000,000			63,084,000,000
Disposal and others					(9,719,000,000)			(16,852,000,000)
Dividends					(651,000,000)			(57,320,000,000)
Change in capital					(12,327,000,000)			2,038,000,000
Others								(208,000,000)
Ending	412,940,000,000		370,799,000,000		412,940,000,000		$ 371,416	370,799,000,000
Changes in investments in associates due to accounts transfer	(5,865,000,000)	[1]	(16,354,000,000)	[2]	(5,865,000,000)	[1]		(16,354,000,000)	[2]
Changes in investments in associates due to equity swap	0		51,405,000,000	[3]	0			51,405,000,000	[3]
Woori Blackstone Korea Opportunity No.1 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning								15,289,000,000
Acquisition cost			6,881,000,000					6,881,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)								(1,460,000,000)
Acquisition								0
Disposal and others								0
Dividends								0
Change in capital								0
Others								0
Ending			13,829,000,000					13,829,000,000
Kumho Tire Co Inc
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					98,933,000,000			200,332,000,000
Acquisition cost	175,652,000,000		175,652,000,000		175,652,000,000			175,652,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					(10,451,000,000)			2,000,000
Acquisition					0			0
Disposal and others					0			0
Dividends					0			0
Change in capital					(5,196,000,000)			(1,623,000,000)
Others								0
Ending	83,286,000,000		198,711,000,000		83,286,000,000			198,711,000,000
Woori Service Networks Co Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					158,000,000			145,000,000
Acquisition cost	108,000,000		108,000,000		108,000,000			108,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					(20,000,000)			(10,000,000)
Acquisition					0			0
Disposal and others					0			0
Dividends					0			(8,000,000)
Change in capital					0			0
Others								0
Ending	138,000,000		127,000,000		138,000,000			127,000,000
Korea Credit Bureau Co Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					5,816,000,000			5,592,000,000
Acquisition cost	3,313,000,000		3,313,000,000		3,313,000,000			3,313,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					692,000,000			508,000,000
Acquisition					0			0
Disposal and others					0			0
Dividends					(113,000,000)			(149,000,000)
Change in capital					0			0
Others								0
Ending	6,395,000,000		5,951,000,000		6,395,000,000			5,951,000,000
Korea Finance Security Co Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					3,519,000,000			3,376,000,000
Acquisition cost	3,267,000,000		3,266,000,000		3,267,000,000			3,266,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					4,000,000			63,000,000
Acquisition					0			0
Disposal and others					0			0
Dividends					(54,000,000)			(54,000,000)
Change in capital					1,000,000			0
Others								0
Ending	3,470,000,000		3,385,000,000		3,470,000,000			3,385,000,000
Chin Hung International Inc
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					45,101,000,000			43,032,000,000
Acquisition cost	130,779,000,000		89,725,000,000		130,779,000,000			89,725,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					3,179,000,000			(20,050,000,000)
Acquisition					0			41,053,000,000
Disposal and others					0			0
Dividends								0
Change in capital					(484,000,000)			171,000,000
Others								(25,966,000,000)
Ending	47,796,000,000		38,240,000,000		47,796,000,000			38,240,000,000
Poonglim Industrial Co Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	13,916,000,000		13,916,000,000		13,916,000,000			13,916,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					0			0
Acquisition					0			0
Disposal and others					0			0
Dividends					0			0
Change in capital					0			0
Others								0
Ending	0		0		0			0
STX Engine Co Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning								43,036,000,000
Acquisition cost			92,038,000,000					92,038,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)								722,000,000
Acquisition								0
Disposal and others								0
Dividends								0
Change in capital								4,047,000,000
Others								0
Ending			47,805,000,000					47,805,000,000
Samho Co Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning								19,729,000,000
Acquisition cost			7,492,000,000					7,492,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)								2,021,000,000
Acquisition								0
Disposal and others								(16,354,000,000)
Dividends								0
Change in capital								(73,000,000)
Others								(5,323,000,000)
Ending			0					0
STX Corporation
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					6,947,000,000
Acquisition cost	50,760,000,000		42,215,000,000		50,760,000,000			42,215,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					(816,000,000)			(33,739,000,000)
Acquisition					0			8,546,000,000
Disposal and others					(5,865,000,000)			0
Dividends								0
Change in capital					(266,000,000)			(215,000,000)
Others								27,772,000,000
Ending			2,364,000,000					2,364,000,000
Saman Corporation
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					1,254,000,000			8,699,000,000
Acquisition cost	8,521,000,000		8,521,000,000		8,521,000,000			8,521,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					(48,000,000)			(96,000,000)
Acquisition					0			0
Disposal and others					0			0
Dividends								0
Change in capital					34,000,000			26,000,000
Others								0
Ending	1,240,000,000		8,629,000,000		1,240,000,000			8,629,000,000
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					27,611,000,000			13,118,000,000
Acquisition cost	28,833,000,000		13,602,000,000		28,833,000,000			13,602,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					1,139,000,000			(371,000,000)
Acquisition					0			5,745,000,000
Disposal and others					(3,346,000,000)			(498,000,000)
Dividends					(484,000,000)			0
Change in capital					0			(156,000,000)
Others								0
Ending	24,920,000,000		17,838,000,000		24,920,000,000			17,838,000,000
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					6,840,000,000			1,800,000,000
Acquisition cost	6,840,000,000		1,800,000,000		6,840,000,000			1,800,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					0			0
Acquisition					6,780,000,000			3,240,000,000
Disposal and others					0			0
Dividends					0			0
Change in capital					0			0
Others								0
Ending	13,620,000,000		5,040,000,000		13,620,000,000			5,040,000,000
K BANK Co Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					31,735,000,000			30,442,000,000
Acquisition cost	45,392,000,000		32,500,000,000		45,392,000,000			32,500,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					(5,384,000,000)			(5,861,000,000)
Acquisition					0			0
Disposal and others					0			0
Dividends					0			0
Change in capital					7,000,000			(139,000,000)
Others								0
Ending	26,358,000,000		24,442,000,000		26,358,000,000			24,442,000,000
Smart Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					2,932,000,000
Acquisition cost	3,000,000,000		3,000,000,000		3,000,000,000			3,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					(21,000,000)			(47,000,000)
Acquisition					0			3,000,000,000
Disposal and others					0			0
Dividends					0			0
Change in capital					0			0
Others								0
Ending	2,911,000,000		2,953,000,000		2,911,000,000			2,953,000,000
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					2,957,000,000
Acquisition cost	3,000,000,000		1,500,000,000		3,000,000,000			1,500,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					10,000,000			(15,000,000)
Acquisition					0			1,500,000,000
Disposal and others					0			0
Dividends					0			0
Change in capital					0			0
Others								0
Ending	2,967,000,000		1,485,000,000		2,967,000,000			1,485,000,000
Well to Sea No.3 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					182,309,000,000
Acquisition cost	101,992,000,000				101,992,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					10,321,000,000
Acquisition					0
Disposal and others					(508,000,000)
Dividends					0
Change in capital					(6,423,000,000)
Ending	185,699,000,000				185,699,000,000
Partner one Value Up I Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	10,000,000,000				10,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					(13,000,000)
Acquisition					10,000,000,000
Disposal and others					0
Dividends					0
Change in capital					0
Ending	9,987,000,000				9,987,000,000
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	3,268,000,000				3,268,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					0
Acquisition					3,268,000,000
Disposal and others					0
Dividends					0
Change in capital					0
Ending	3,268,000,000				3,268,000,000
Woori Renaissance Holdings
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning								54,422,000,000
Acquisition cost			₩ 63,000,000,000					63,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)								(622,000,000)
Acquisition								0
Disposal and others								0
Dividends								(57,109,000,000)
Change in capital								0
Others								₩ 3,309,000,000
Nomura-Rifa Private Real Estate Investment Trust No.17
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					939,000,000
Acquisition cost	1,000,000,000				1,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					(54,000,000)
Acquisition					0
Disposal and others					0
Dividends					0
Change in capital					0
Ending	₩ 885,000,000				₩ 885,000,000

[1]	Investments in joint ventures and associates decreased by 5,865 million Won through transfers to assets held for sale which occurred during the six months ended June 30, 2018.
[2]	Investments in joint ventures and associates decreased by 16,354 million Won through transfers to assets held for sale occurred for the six months ended June 30, 2017.
[3]	Changes in investments in joint ventures and associates due to debt-equity swap is 51,405 million Won.